Revenues from contracts with customers	9 Months Ended
Sep. 30, 2020
Revenues from contracts with customers
Revenues from contracts with customers

4 Revenues from contracts with customers

Three months ended September 30

in EUR k	Three Months Ended September 30, 2019
	Pharmaceutical	Diagnostics	Total
Rendering of services	4,512	6,805	11,317
Sales of goods	321	—	321
Total Revenues from contracts with external customers	4,833	6,805	11,638

Recognized over time	4,512	6,805	11,317
Recognized at a point in time	321	—	321
Total Revenues from contracts with external customers	4,833	6,805	11,638

Geographical information
Europe	18	1,945	1,963
—Germany*	18	78	96
Middle East	—	3,407	3,407
—Saudi Arabia#	—	1,921	1,921
North America	4,815	325	5,140
—United States#	4,815	307	5,122
Latin America	—	829	829
Asia Pacific	—	299	299
Total Revenues from contracts with external customers	4,833	6,805	11,638

* country of the incorporation of Centogene GmbH

# countries contributing more than 10% of the Group’s total consolidated revenues for the three months ended September 30, 2019

in EUR k	Three Months Ended September 30, 2020
	Pharmaceutical	Diagnostics	Covid-19	Total
Rendering of services	3,598	5,069	26,795	35,462
Sales of goods	202	—	641	843
Total Revenues from contracts with external customers	3,800	5,069	27,436	36,305

Recognized over time	3,598	5,069	8,693	17,360
Recognized at a point in time	202	—	18,743	18,945
Total Revenues from contracts with external customers	3,800	5,069	27,436	36,305

Geographical information
Europe	39	1,547	27,238	28,824
—Germany*#	20	52	26,568	26,640
—Netherlands**	—	—	2	2
Middle East	26	2,648	—	2,674
North America	3,735	333	197	4,265
—United States#	3,735	299	197	4,231
Latin America	—	398	1	399
Asia Pacific	—	143	—	143
Total Revenues from contracts with external customers	3,800	5,069	27,436	36,305

* country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

# countries contributing more than 10% of the Group’s  total consolidated revenues for the three months ended September 30, 2020

Nine months ended September 30

in EUR k	Nine months ended September 30, 2019
	Pharmaceutical	Diagnostics	Total
Rendering of services	12,545	20,028	32,573
Sales of goods	986	—	986
Total Revenues from contracts with external customers	13,531	20,028	33,559

Recognized over time	11,964	20,028	31,992
Recognized at a point in time	1,567	—	1,567
Total Revenues from contracts with external customers	13,531	20,028	33,559

Geographical information
Europe	298	5,357	5,655
—Germany*	213	211	424
Middle East	61	10,117	10,178
—Saudi Arabia#	—	5,102	5,102
North America	13,172	1,646	14,818
—United States#	13,172	1,280	14,452
Latin America	—	2,148	2,148
Asia Pacific	—	760	760
Total Revenues from contracts with external customers	13,531	20,028	33,559

*country of the incorporation of Centogene GmbH

# countries contributing more than 10% of the Group's total consolidated revenues for the nine months ended September 30, 2019

in EUR k	Nine months ended September 30, 2020
	Pharmaceutical	Diagnostics	Covid-19	Total
Rendering of services	11,478	16,308	28,848	56,634
Sales of goods	812	—	683	1,495
Total Revenues from contracts with external customers	12,290	16,308	29,531	58,129

Recognized over time	11,478	16,308	9,215	37,001
Recognized at a point in time	812	—	20,316	21,128
Total Revenues from contracts with external customers	12,290	16,308	29,531	58,129

Geographical information
Europe	106	4,282	29,323	33,711
—Germany*#	58	144	28,645	28,847
—Netherlands**	—	3	2	5
Middle East	74	8,852	—	8,926
North America	12,110	1,446	206	13,762
—United States#	12,110	1,254	206	13,570
Latin America	—	1,362	2	1,364
Asia Pacific	—	366	—	366
Total Revenues from contracts with external customers	12,290	16,308	29,531	58,129

* country of the incorporation of Centogene GmbH

** country of the incorporation of Centogene N.V.

# countries contributing more than 10% of the Group's total consolidated revenues for the nine months ended September 30, 2020

The Group collaborated with the majority of our pharmaceutical partners on a worldwide basis in 2019 and 2020. In addition, in cases where our pharmaceutical partners are developing a new rare disease treatment, it is generally anticipated that the final approved treatment will be made available globally.  As a result, we allocate the revenues of our pharmaceutical segment by geographical region by reference to the location where each pharmaceutical partner mainly operates, which is based on the region from which most of their revenues are generated. The allocation of revenues in our diagnostics segment and COVID-19 segments are based on the location of each customer.

Pharmaceutical segment

During the three and nine months ended September 30, 2020, revenues from one pharmaceutical partner represented 7.3% and 14.4% respectively, of the Group's total revenues (the three and nine months ended September 30, 2019: 25.4% and 26.5%, respectively).

During the nine months ended September 30, 2019, we have entered into two collaborations with an existing pharmaceutical partner, of which upfront fees of EUR 430k, representing the transaction price allocated to the one-off transfer of the Group's intellectual property, were received and recognized as revenues. No such revenues were recognized in the three and nine months ended September 30, 2020 and the three months ended September 30, 2019.

Covid-19 segment

The Company has commenced testing for COVID-19 in March 2020. Starting from the Mecklenburg-Western Pomerania region of Germany focusing on employees and essential workers in Rostock, the testing for COVID-19 was further expanded to nursing homes as well as to high school students in Germany, and made available to the rest of the world in May 2020. Some of the tests are offered free of charge by the Company, while others are offered in collaboration with the state government, educational institutions and other companies, as well as via the online marketplace. In particular we expanded our COVID-19 testing and entered into new collaborations during the third quarter by launching a CE-labelled CentoSwab (a two-component dry plastic swab for oropharyngeal swab sampling), and opened test centers at Hamburg Airport, Düsseldorf Airport, the Free State of Bavaria and Munich and Nuremberg Central Stations.

COVID-19 revenues are based on a negotiated price per test or on the basis of agreements covering tests to be performed over defined periods. Given the short turnaround time for the COVID-19 tests, revenues from COVID-19 tests that are on a price per test basis are considered as recognized at a point in time. Revenues from COVID-19 tests that are on the basis of agreements covering tests to be performed over defined periods are considered as recognized over time.

During the three and nine months ended September 30, 2020, revenues from two COVID-19 partners represented 25.4% and 23.9% for the quarter and 15.9% and 15.0% for the nine months ended, respectively, of the Group’s total revenues.

To support the expansion of test offerings, the Company acquired laboratory facilities and equipment, developed a Corona Test Portal and leased laboratory space at several locations in Germany. Additionally, COVID-19 testing capacity is provided through our custom-built CentoTruck, a mobile laboratory in a container setup to carry out the COVID-19 analysis. Total investments in COVID-19 testing as of September 30, 2020 amounted to approximately € 6.3 million, of which approximately € 4.8 million and €0.6 million, respectively, are included in property, plant and equipment and right-of-use assets. An amount of € 0.9 million is included in intangible assets and relates to the development of the Corona Test Portal.